Invesco Comstock Portfolio Expense Example - Invesco Comstock Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	331
Expense Example, with Redemption, 10 Years	746
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	$ 1,045